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                                                         SEC File Nos. 002-86082
                                                                       811-03833

                          MAINSTAY VP SERIES FUND, INC.

                      MainStay VP Indexed Equity Portfolio
                       MainStay VP Growth Equity Portfolio
                        MainStay VP Convertible Portfolio
                       MainStay VP Total Return Portfolio
                       MainStay VP High Yield Corporate Bond Portfolio


                     Supplement dated March 31, 2004 to the
              Prospectus for Initial Class shares dated May 1, 2003
                         ("Initial Class Prospectus"),
             Prospectus for Service Class shares dated June 2, 2003
                          ("Service Class Prospectus"),
              Statement of Additional Information for Initial Class
                       shares dated May 1, 2003 ("Initial
            Class SAI"), and Statement of Additional Information for
                       Service Class shares dated June 2,
                           2003 ("Service Class SAI")

                   IMPORTANT NOTICE REGARDING CHANGES IN NAME,
                     PORTFOLIO MANAGER AND INVESTMENT POLICY

        This Supplement updates certain information contained in the above-dated Prospectuses and Statements of Additional Information ("SAIs") for MainStay VP Series Fund, Inc. ("Fund") regarding five series of the Fund: MainStay VP Indexed Equity Portfolio, MainStay VP Growth Equity Portfolio, MainStay VP Convertible Portfolio, MainStay VP Total Return Portfolio, and MainStay VP High Yield Corporate Bond Portfolio (each a "Portfolio"). You may obtain copies of the Prospectuses and the SAIs free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

I.      MAINSTAY VP INDEXED EQUITY PORTFOLIO

1. Francis J. Ok has replaced Stephen Killian and Jefferson Boyce as the manager of the Portfolio. The references to Stephen Killian and Jefferson Boyce as co-managers of the Portfolio on page A-47 of the Initial Class Prospectus and page A-63 of the Service Class Prospectus are deleted and replaced with Francis
J. Ok.

2. The biography of Stephen Killian on page A-48 of the Initial Class Prospectus and page A-64 of the Service Class Prospectus is deleted.

3. The biography of Jefferson Boyce on page A-47 of the Initial Class Prospectus and page A-63 of the Service Class Prospectus is deleted.

4. The following paragraph is added following the biography of F. Thomas O'Halloran on page A-48 of the Initial Class Prospectus and page A-64 of the Service Class Prospectus:

        FRANCIS J. OK Mr. Ok manages the S&P 500 Index Portfolio and is responsible for managing and running NYLIM Quantitative Strategies' trading desk. Mr. Ok has been an employee of NYLIM since March 2000. Previously, Mr. Ok was a portfolio manager and managed the trading desk at Monitor Capital Advisors LLC since 1994. Mr. Ok holds a B.S. in Economics from Northeastern University.

5. On November 11, 2003, the Fund's Board of Directors voted to change the name of the Portfolio, effective May 1, 2004, to the "MainStay VP S&P 500 Index Portfolio."




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II.     MAINSTAY VP GROWTH EQUITY PORTFOLIO

1. Harvey Fram has replaced James Agostisi and Patricia S. Rossi as the manager of the Portfolio. The references to James Agostisi and Patricia S. Rossi as co-managers of the Portfolio on page A-47 of the Initial Class Prospectus and page A-63 of the Service Class Prospectus are deleted and replaced with Harvey Fram.

2. The biography of James Agostisi on page A-47 of the Initial Class Prospectus and page A-63 of the Service Class Prospectus is deleted.

3. The biography of Patricia S. Rossi on page A-49 of the Initial Class Prospectus and page A-64 of the Service Class Prospectus is deleted.

4. On November 11, 2003, the Fund's Board of Directors voted to change the name of the Portfolio, effective May 1, 2004, to the "MainStay VP Common Stock Portfolio."

5. Effective May 1, 2004, the final sentence in the section entitled "Investment Process" on page A-9 of the Initial Class Prospectus and page A-11 of the Service Class Prospectus will be deleted.

III.    MAINSTAY VP CONVERTIBLE PORTFOLIO

1. Thomas Wynn has resigned his position with MacKay Shields LLC. The references to Thomas Wynn as co-manager of the Portfolio on page A-47 of the Initial Class Prospectus and page A-63 of the Service Class Prospectus are deleted. Edward Silverstein and Edmund C. Spelman remain as co-managers of the Portfolio.

2. The biography of Thomas Wynn on page A-49 of the Initial Class Prospectus and page A-65 of the Service Class Prospectus is deleted.

3. Effective May 1, 2004, Edward Silverstein will be named lead Portfolio Manager of the MainStay VP Convertible Portfolio.

IV.     MAINSTAY VP TOTAL RETURN PORTFOLIO

1. At a meeting held on February 25, 2004, the Fund's Board of Directors approved a change, effective May 1, 2004, to the Portfolio's principal investment strategies and principal risks. The second paragraph under the section entitled, "Additional Non-Fundamental Investment Restrictions Applicable to Certain Portfolios" on page 10 of the Initial Class SAI and page 10 of the Service Class SAI will be deleted, and replaced with the following: "In addition, the Total Return Portfolio may not invest more than 20% of its debt securities in securities rated lower than Baa by Moody's or lower than BBB by S&P, or, if unrated, judged to be of comparable quality by MacKay Shields."

V.      MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

1. Effective May 1, 2004, the section entitled "Investment Process" on page A-30 of the Initial Class Prospectus and page A-56 of the Service Class Prospectus will be revised to insert the following sentence after the second sentence of that paragraph: "The Fund's high-yield investments may also include convertible corporate bonds and loan participation interests (e.g., bank debt)."


                   PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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